ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2012	2013

Billed accounts receivable	$52,334	$65,630
Unbilled accounts receivable	151,521	190,296
Less: Allowance for doubtful accounts	(1,653)	(2,717)

Total accounts receivable	$202,202	$253,209

Unbilled accounts receivable represents revenue that has been recognized in advance of billing. The Group generally uses the proportional performance method to recognize revenue from fixed-price basis contracts. Under this accounting method, revenue may be recognized in advance of billing the customer, which results in the recording of accounts receivable, unbilled. Once the Group meets the billing criteria under such contract, it bills the customer and reclassifies the unbilled accounts receivable to billed accounts receivable. Billing requirements vary by contract, but are generally structured around completion of certain implementation milestones or the completion of the project.

As of December 31, 2012 and 2013, billed accounts receivable with a carrying value of $10,919 and $11,238 respectively were pledged as collateral, for short term bank loans. The bank loans will expire at June 24, 2014.

An analysis of the allowance for doubtful accounts is as follows:

	2011	2012	2013

Balance at beginning of year	$2,320	$4,219	$1,653
Charge to expenses	2,438	209	1,007
Write-offs	(727)	(2,769)	—
Exchange rate differences	188	(6)	57

Balance at end of year	$4,219	$1,653	$2,717